RELATED PARTY TRANSACTIONS - Consulting Agreement (Details) - Beach Front Property Management Inc - Consulting agreement - USD ($)		12 Months Ended
	Sep. 28, 2020	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Monthly consulting fee	$ 10,860
Termination period	7 days
Consulting fees		$ 130,320	$ 32,580